Properties (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital leases included in properties
Total Cost	518	520
Total Accumulated depreciation	167	153
Total Net book value	351	367
Buildings [Member]
Capital leases included in properties
Total Cost	1	1
Total Accumulated depreciation	0	0
Total Net book value	1	1
Rolling stock [Member]
Capital leases included in properties
Total Cost	515	517
Total Accumulated depreciation	165	152
Total Net book value	350	365
Other [Member]
Capital leases included in properties
Total Cost	2	2
Total Accumulated depreciation	2	1
Total Net book value	0	1